Income tax (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income tax
Income tax benefit/ (expense)	€ (1)	€ 96
CureVac AG
Income tax
Income tax benefit/ (expense)	€ 1